DEFINED BENEFIT PENSION OBLIGATION	12 Months Ended
Dec. 31, 2021
DEFINED BENEFIT PENSION OBLIGATION
DEFINED BENEFIT PENSION OBLIGATION

9.DEFINED BENEFIT PENSION OBLIGATION

The Company has a defined benefit pension plan for its employees in its wholly owned Switzerland subsidiary. The plan is a statutory requirement in accordance with local regulations. The Swiss pension plans are governed by the Swiss Federal Law on Occupational Retirements, Survivors’ and Disability Pension plans. The Company used third party providers to administer these plans. Benefits provided by the pension plan are based on years of service and employees’ remuneration over their employment period. The Company uses December 31 as the year end measurement date for this plan. An unfunded liability of $733,778 is recognized in deferred pension obligation in the consolidated balance sheet as of December 31, 2021. An actuarial loss of $165,997 was recognized in other comprehensive loss for the year ended December 31, 2021.

The Company’s policy is to fund its pension obligations in conformity with the funding requirements under applicable laws and governmental regulations. The pension plans maintain investment policies that, among other things, establish a portfolio asset allocation methodology with percentage allocation bands for individual asset classes. The investment policies provide that investments are reallocated between asset classes as balances exceed or fall below the appropriate allocation bands.

The assumption used for the expected long-term rate of return on plan asset is based on the long-term expected returns for the investment mix of assets currently in the portfolio. Historical return trends for the various asset classes in the class portfolio are combined with current and anticipated future market conditions to estimate the rate of return for each class. These rates are then adjusted for anticipated future inflation to determine estimated nominal rates of return for each class.

The accumulated benefit obligation (ABO) represents the obligations of a pension plan for past service as of the measurement date, which is the present value of benefits earned to date based on current compensation levels. The Swiss pension plans ABO as of December 31, 2021 and 2020 was $2.6 million and $2.4 million, respectively.

The following table presents the defined benefit plans’ funded status and amount recognized in the consolidated balance sheets as of December 31, 2021 and 2020:

Change in Benefit Obligation:	2021	2020
Benefit obligation at beginning of year	$2,425,080	$1,552,570
Service cost	130,409	95,294
Interest cost	4,642	3,314
Actuarial (gain) loss	99,114	219,914
Benefits paid	40,351	352,875
Plan participant’s contributions	85,481	70,034
Plan amendments	(50,138)	(33,189)
Exchange rate changes	(73,082)	164,268
Benefit obligation at end of year	$2,661,857	$2,425,080

Change in Plan Assets:	2021	2020
Fair value of plans’ assets at beginning of year	$1,591,593	$984,102
Actual return on plans’ assets	214,423	47,431
Employer contributions	42,654	31,810
Benefits paid	40,351	352,875
Plan participant’s contributions	85,481	70,034
Foreign currency translation adjustments	(46,423)	105,341
Fair value of plans’ assets at end of year	$1,928,079	$1,591,593
Funded status	$(733,778)	$(833,487)

The components of net periodic pension benefit for the Company’s defined benefit pension plans for the years ended December 31, 2021 and 2020 were as follows:

Components of Net Periodic Benefit Cost	2021	2020
Employer service costs	$130,409	$95,294
Interest cost	4,642	3,314
Expected return on plan assets	(53,113)	(36,490)
Amortization of net prior service credit	(7,239)	(3,301)
Amortization of net loss	59,691	46,349
Total benefit cost for year	$134,390	$105,166

The assumptions used to measure the benefit obligation and net benefit cost for the Company’s defined benefit pension plan were as follows:

	2021	2020
Discount rate	0.35%	0.20%
Expected long-term return on plan assets	3.75%	3.35%
Rate of compensation increase	1.00%	1.00%
Pension increase rate (in payment)	0.00%	0.00%

The fair value of plan assets for the Swiss pension plans were $1.9 million at December 31, 2021. As is customary with Swiss pension plans, the plan assets are invested in a Swiss collective fund with multiple employers. The Company does not have rights to the individual assets of the plans nor do the Company has investment authority over the assets of the plans. The collective fund maintains a variety of investment positions primarily in equity securities and highly rated debt securities. The valuation of the collective fund assets as a whole is a Level 3 measurement; however the individual investments of the fund are generally Level 1 (equity securities), Level 2 (fixed income) and Level 3 (real estate) investments. The Company determines the fair value of the plan assets based on information provided by the collective fund, through review of the collective fund’s annual financial statements, and the Company further consider whether there are other indicators that the investment balances reported by the fund could be impaired. The Company concluded that no such impairment indicators were present at December 31, 2021.

The Swiss pension plans’ actual asset allocation as compared to the plan administrators’ target asset allocations for fiscal year 2021 were as follows:

	Plan Assets
	2021	2020
	Actual Allocation	Actual Allocation	Target Allocation
Equity instruments	50.2%	54.2%	30 - 55%
Debt instruments	10.6%	11.2%	5 - 30%
Real estate	26.4%	25.6%	15 - 40%
Alternative investments	5.3%	4.1%	0 - 15%
Cash and equivalents	7.5%	4.9%	0 - 10%
Total	100.0%	100.0%

The Company made contributions of approximately $42,654 and $31,810 to the defined benefit pension plan during fiscal years 2021 and 2020, respectively. Estimated future benefit payments expected to be paid by the defined benefit pension plan at December 31, 2021 are as follows:

Year Ending December 31,	Future Benefits
2022	$22,318
2023	22,542
2024	22,766
2025	22,994
2026	23,225
2027-2031	117,282
Total	$231,127

The estimated employer contribution to the defined benefit pension plan for fiscal year 2022 is approximately $99,879.